Intangible Assets - Schedule of Changes in Intangible Assets (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	€ 1,785	€ 1,469
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		958	816
Software and other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		773	648
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		€ 54	€ 5

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.